Net Income Per unit (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The computation of basic and diluted EPU is as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2020	2019	2021	2020

			(unaudited)
Net income (loss) attributable to common members	$7,327	$5,487	$6,688	$(288)
Weighted-average common units outstanding:
Basic	43,399,728	43,367,583	43,499,745	43,395,968
Diluted	43,399,728	43,367,583	47,841,702	43,395,968
Net income (loss) per common unit:
Basic	$0.17	$0.13	$0.15	$(0.01)
Diluted	$0.17	$0.13	$0.14	$(0.01)